Note 6 - Long-term Debt - Debt Repayment Requirements (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
2021	$ 500
2022	206,865
2023
2024
2025
Thereafter	10,216
Total	$ 217,581	$ 266,245